Accounts Receivable, Net (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Credit Loss, Additional Improvements [Abstract]
Bad debt expenses	¥ 700,505	$ 100,580	¥ 442,706	¥ 71,718
Written off	¥ 198,082	$ 28,441